Warrants - Schedule of Stock Warrant Activity (Details) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Jun. 30, 2022	Feb. 04, 2022	Feb. 03, 2022	Jan. 01, 2021	Jan. 01, 2020
Class of Warrant or Right [Line Items]
Opening balance (Warrants)			15,516,639	15,516,639	15,516,667
Closing Balances (Warrants)			15,516,639	15,516,639	15,516,667
Opening balance (Exercise price)			$ 11.5
Closing balance (Exercise price)			$ 11.5
Common Stock Warrant [Member]
Class of Warrant or Right [Line Items]
Opening balance (Warrants)	2,540,305	1,926,582				1,926,582	1,663,325
Granted (Warrants)	613,723	263,257
Exercised (Warrants)	0	0
Closing Balances (Warrants)	2,540,305	1,926,582				1,926,582	1,663,325
Exercisable (Warrants)	2,540,305	1,926,582
Granted (Exercise price)	4.77	0.18
Exercised (Exercise price)	0	0
Opening balance (Grant date)	$ 2.79	$ 0.85				$ 0.85	$ 0.82
Granted (Grant date)	$ 8.85	$ 1.09
Exercised (Grant date)	0	0
Closing balance (Grant date)	$ 2.79	$ 0.85				0.85	0.82
Closing balance (Contractual term)	4 days 20 hours	4 days 1 hour
Common Stock Warrant [Member] | Weighted Average [Member]
Class of Warrant or Right [Line Items]
Opening balance (Exercise price)	$ 1.44	$ 0.38				0.38	0.41
Closing balance (Exercise price)	$ 1.44	$ 0.38				$ 0.38	$ 0.41